Expense Example - SMI 3Fourteen Full-Cycle Trend ETF [Member]	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	$ 1,092